UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8774
                                   --------------------------------------------

                                    Fairport Funds
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

          3636 Euclid Ave.                   Cleveland, OH             44115
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  07/31/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Fairport Government Securities Fund
Schedule of Investments
July 31, 2004 (Unaudited)

                                                        Principal
FIXED INCOME SECURITIES - 98.18%                         Amount          Value
                                                        ---------     ------------


U.S. Government Agency Obligations -  30.31%

Business Credit Institutions - 2.18%
Private Export Funding Corp., 5.750%, 01/15/2008        $ 1,000,000   $ 1,068,917
                                                                      ------------

Federal Farm Credit Bank - 2.04%
4.860%, 01/02/2013                                      1,000,000       1,003,058
                                                                      ------------

Federal Home Loan Bank - 5.25%
5.010%, 09/28/2007                                      1,000,000       1,018,931
5.500%, 08/15/2016                                      1,500,000       1,556,802
                                                                      ------------
                                                                        2,575,733
                                                                      ------------
Federal Home Loan Mortgage Corp - 6.32%
2.200%, 12/01/2005                                      1,000,000         995,941
5.125%, 10/15/2008                                      1,000,000       1,048,511
5.500%, 09/15/2011                                      1,000,000       1,053,733
                                                                      ------------
                                                                         3,098,185
                                                                      ------------
Federal National Mortgage Association - 10.31%
4.000%, 09/02/2008                                      1,000,000       1,002,176
4.625%, 05/01/2013                                      1,000,000         962,617
5.250%, 01/15/2009                                      1,000,000       1,052,813
5.250%, 08/01/2012                                      1,000,000       1,014,616
6.250%, 03/22/2012                                      1,000,000       1,023,103
                                                                      ------------
                                                                        5,055,325
                                                                      ------------

Mortgage Backed Bonds - 2.05%
FHLMC, Pool M9-0692, 5.000%, 12/01/2006                  244,003          248,588
FHLMC, Pool M9-0766, 5.000%, 11/01/2007                  411,048          419,109
FNMA, Pool 323851, 6.500%, 12/01/2005                    171,725          176,126
FNMA, Series #1993-204, 5.950%, 6/25/2006                160,622          162,583
                                                                      ------------
                                                                        1,006,406
                                                                      ------------

Sovereign Agency - 2.16%
Tennessee Valley Authority, 5.375%, 11/13/2008          1,000,000       1,058,471
                                                                      ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,000,767)            14,866,095
                                                                      ------------

U.S. Government Obligations - 67.87%

U.S. Treasury Notes - 67.87%
1.875%, 07/15/2013                                        503,610         501,407
2.000%, 01/15/2014                                        501,885         503,336
2.000%, 07/15/2014                                        250,000         249,951
3.125%, 09/15/2008                                      2,000,000       1,974,064
3.250%, 01/15/2009                                      2,000,000       1,973,672
3.875%, 05/15/2009                                      1,000,000       1,009,415
4.000%, 06/15/2009                                      1,500,000       1,521,681
4.250%, 08/15/2013                                      2,000,000       1,973,908
4.750%, 05/15/2004                                      1,750,000       1,788,077
5.000%, 02/15/2011                                      2,000,000       2,110,080
5.000%, 08/15/2011                                      2,000,000       2,106,094
6.500%, 05/15/2005                                      2,000,000       2,070,860
6.500%, 08/15/2005                                      3,000,000       3,135,705
6.500%, 10/15/2006                                      3,500,000       3,776,038
6.625%, 05/15/2007                                      3,000,000       3,286,878
6.750%, 05/15/2005                                      2,000,000       2,074,688
6.875%, 05/15/2006                                      3,000,000       3,224,766
                                                                      ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,613,129)                   33,280,620
                                                                      ------------

TOTAL FIXED INCOME SECURITIES (Cost $46,613,896)                       48,146,715
                                                                      ------------

                                                         Shares
                                                        ---------
Money Market Securities - 0.11%
First American Government Obligations Fund -
       Class S, 0.60% (a)                                  52,757          52,757
                                                                      ------------

TOTAL MONEY MARKET SECURITIES (Cost $52,757)                               52,757
                                                                      ------------

TOTAL INVESTMENTS - 98.29%  (Cost $46,666,653)                         48,199,472
                                                                      ------------

Cash and other assets less liabilities - 1.71%                            840,103
                                                                      ------------

TOTAL NET ASSETS - 100.00%                                            $ 49,039,575
                                                                      ============


(a) Variable rate security; the coupon rate shown represents the rate at July
31, 2004.


Tax Related
Aggregate gross unrealized appreciation                               $ 1,636,687
Aggregate gross unrealized deppreciation                                 (103,868)
                                                                      ------------
Net unrealized appreciation / deppreciation                           $ 1,532,819
                                                                      ============

Aggregate cost of securities for income tax purposes                  $ 44,666,653
                                                                      ------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Fairport Funds
          --------------------------

By
*       /s/ Scott Roulston
------------------------------------
      Scott Roulston, President

Date     9/24/04
    ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Scott Roulston
 ---------------------------------
     Scott Roulston, President

Date      9/24/04
    ------------------------

By
*     /s/ Kenneth Coleman
 ---------------------------------
    Kenneth Coleman, Treasurer

Date      9/24/04
    ------------------------